Other assets and other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Datailed information about other assets and liabilities [Line Items]
Other non-financial assets	R$ 5,922,872	R$ 5,528,190
Other non-financial liabilities	560,191	1,080,090
Energy contracts
Datailed information about other assets and liabilities [Line Items]
Other non-financial assets	5,661,136	5,164,402
Other non-financial liabilities	442,003	1,012,855
Other assets (liabilities)
Datailed information about other assets and liabilities [Line Items]
Other non-financial assets	261,736	363,788
Other non-financial liabilities	R$ 118,188	R$ 67,235